Income Tax - Income Taxes Recognized In Other Comprehensive Income (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax relating to components of other comprehensive income [abstract]
Change in fair value of financial instruments, tax	$ (49,661)	$ 262,359	$ 19,610
Share of other comprehensive income of associates	(37,721)	10,981	0
Exchange difference on translation of foreign financial statements	(194)	570	634
Remeasurements of post-employment benefit obligation	(1,810)	30,227	30,572
Total	$ (89,386)	$ 304,137	$ 50,816